JPMorgan Value Opportunities Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005

November 5, 2008

Via EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           JPMorgan Value Opportunities Fund, Inc.; File Nos. 2-97999 and 811-4321

Ladies and Gentleman:

On behalf of the JPMorgan Value Opportunities Fund, Inc. (the “Fund”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the Fund dated November 1, 2008 do not differ from that contained in Post-Effective Amendment No. 39 (the "Amendment") to the Fund's registration statement on Form N-1A.  This Amendment was filed via EDGAR on October 30, 2008.

Should you have any questions concerning this filing, please phone me at (202) 842-5633.

Sincerely,

/s/Stephanie L. Pfromer

Stephanie L. Pfromer
Assistant Secretary